UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

MORTGAGE TOTAL

RETURN FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Total Return Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Western Asset Mortgage Total Return Fund

Performance review

For the six months ended June 30, 2022, Class A shares of Western Asset Mortgage Total Return Fund, excluding sales charges, returned -8.61%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Mortgage-Backed Securities Indexi, returned -8.78% for the same period. The Lipper U.S. Mortgage Funds Category Averageii returned -7.80% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Total Return Fund:
Class 1[1]	-8.48%
Class A	-8.61%
Class C	-8.93%
Class C1[2]	-9.41%
Class I	-8.45%
Class IS	-8.48%
Bloomberg U.S. Mortgage-Backed Securities Index	-8.78%
Lipper U.S. Mortgage Funds Category Average	-7.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 3.61%, 3.20%, 2.67%, 2.55%, 3.63% and 3.74%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class C1 shares would have been 1.71%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class 1 shares of the Fund are closed to all new purchases and incoming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Mortgage Total Return Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, as supplemented June 1, 2022, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 0.67%, 0.94%, 1.63%, 2.43%, 0.65% and 0.56% respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.75% for Class C shares, 1.75% for Class C1 shares, 0.70% for Class I shares and 0.60% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for Class C1 shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Fixed income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to

IV	Western Asset Mortgage Total Return Fund

prepayment and extension risks may be greater than investments in other fixed income securities. High-yield (“junk”) bonds are generally subject to greater credit risks than higher grade bonds. The U.S. government guarantee of principal and interest payments applies only to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Mortgage-Backed Securities Index tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 148 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Mortgage Total Return Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-8.48%	$1,000.00	$915.20	0.68%	$3.23	Class 1	5.00%	$1,000.00	$1,021.42	0.68%	$3.41
Class A	-8.61	1,000.00	913.90	0.94	4.46	Class A	5.00	1,000.00	1,020.13	0.94	4.71
Class C	-8.93	1,000.00	910.70	1.63	7.72	Class C	5.00	1,000.00	1,016.71	1.63	8.15
Class C1	-9.41	1,000.00	905.90	2.41	11.39	Class C1	5.00	1,000.00	1,012.84	2.41	12.03
Class I	-8.45	1,000.00	915.50	0.66	3.13	Class I	5.00	1,000.00	1,021.52	0.66	3.31
Class IS	-8.48	1,000.00	915.20	0.55	2.61	Class IS	5.00	1,000.00	1,022.07	0.55	2.76

2	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 48.2%
FHLMC — 14.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/52	$10,629,631	$10,339,714
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40-4/1/52	7,013,077	6,625,344
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	21,350,749	19,404,503
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-12/1/51	7,982,794	7,034,879
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-7/1/49	570,101	577,524
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/48-1/1/49	153,381	158,643
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/50	3,781,597	3,789,550
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50	1,300,000	1,315,908	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.874%	11/1/47	446,615	441,692	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	578,300	573,143	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.007%	11/1/48	2,106,488	2,075,414	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-2/1/42	407,331	429,362
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	7,781,384	7,849,897
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,787	2,928
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-4/1/49	1,615,160	1,657,617
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	21,101,579	20,090,056
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	9/1/48	5,550,848	5,434,677
Total FHLMC				87,800,851
FNMA — 25.5%
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	4,708,468
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	108,486	112,213

See Notes to Financial Statements.

4	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	$16,691	$17,798
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	27,661,039	27,049,190
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	700,000	625,400
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,186,283	1,088,588	(b)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-4/1/52	26,661,699	25,393,575
Federal National Mortgage Association (FNMA)	2.500%	4/1/41-3/1/52	28,268,483	25,680,487
Federal National Mortgage Association (FNMA)	5.000%	10/1/41-3/1/50	8,339,755	8,680,835
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-12/1/50	13,833,214	13,904,843
Federal National Mortgage Association (FNMA)	4.500%	10/1/44-1/1/59	16,308,034	16,769,557
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-11/1/51	14,856,947	12,978,183
Federal National Mortgage Association (FNMA)	2.500%	12/1/50-10/1/51	2,340,483	2,120,185	(a)
Federal National Mortgage Association (FNMA)	2.500%	7/1/51	2,300,000	2,069,102	(c)
Federal National Mortgage Association (FNMA)	4.500%	8/1/51	100,000	100,191	(c)
Federal National Mortgage Association (FNMA)	3.000%	11/1/51	7,575,059	7,120,432	(a)
Federal National Mortgage Association (FNMA)	2.000%	2/1/52	4,420,911	3,854,798	(a)
Federal National Mortgage Association (FNMA)	4.500%	6/1/52	599,722	604,675	(a)
Total FNMA				152,878,520
GNMA — 8.0%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	8,606	8,904
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	58,046	59,747
Government National Mortgage Association (GNMA)	6.000%	11/15/32	246,701	260,908

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	$410,128	$434,926
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	663,193	635,072
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	2,870,239	2,854,873
Government National Mortgage Association (GNMA)	4.000%	3/15/50	65,359	66,058
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/52	8,205,897	8,054,602
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-3/20/52	16,945,157	15,967,195
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-8/20/50	6,800,430	6,913,724
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-7/20/50	4,036,606	4,133,973
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-5/20/51	689,078	629,416
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	373,793	327,337
Government National Mortgage Association (GNMA) II	4.500%	7/1/51	3,000,000	3,045,000	(c)
Government National Mortgage Association (GNMA) II	5.000%	7/1/51	1,000,000	1,025,000	(c)
Government National Mortgage Association (GNMA) II	3.500%	8/1/51	1,500,000	1,455,820	(c)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.783%)	2.228%	6/20/60	2,071,305	2,104,666	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.070%)	2.625%	8/20/58	36,927	37,001	(b)
Total GNMA				48,014,222
Total Mortgage-Backed Securities (Cost — $307,326,350)				288,693,593
Collateralized Mortgage Obligations (d) — 41.2%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.224%	1/25/36	144,134	132,785	(b)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	1.812%	7/20/46	85,438	65,694	(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	2.199%	10/15/38	670,000	634,410	(b)(e)

See Notes to Financial Statements.

6	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	2.603%	11/17/38	$1,011,295	$995,736	(b)(e)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.025%	8/10/45	3,920,587	1,293,794	(b)(e)
BANK, 2021-BN32 XA, IO	0.890%	4/15/54	6,096,096	293,993	(b)
Benchmark Mortgage Trust, 2019-B13 A3	2.701%	8/15/57	1,440,000	1,295,190
Benchmark Mortgage Trust, 2019-B13 XA, IO	1.259%	8/15/57	10,098,900	559,313	(b)
Benchmark Mortgage Trust, 2020-B16 A4	2.483%	2/15/53	1,450,000	1,284,057
Benchmark Mortgage Trust, 2020-IG3 C	3.389%	9/15/48	2,000,000	1,615,753	(b)(e)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.225%	4/15/54	16,888,498	1,171,510	(b)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	3.224%	7/15/35	2,250,000	2,133,004	(b)(e)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	7.961%	7/15/25	1,070,000	1,033,767	(b)(e)
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	3.024%	9/15/38	1,060,000	1,008,950	(b)(e)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	4.466%	10/15/36	1,070,000	971,326	(b)(e)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	138,923	141,868
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,229,699	(e)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	8.674%	7/15/32	2,522,000	2,101,818	(b)(e)
CSMC Trust, 2017-RPL3 B3	4.316%	8/1/57	3,040,112	2,923,360	(b)(e)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%)	8.324%	12/15/22	7,482,881	7,326,223	(b)(e)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,115,833	(e)
Ellington Financial Mortgage Trust, 2020-1 B2	5.160%	5/25/65	3,570,000	3,497,759	(b)(e)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.079%	2/25/48	58,420,523	83,033	(b)(e)
EverBank Mortgage Loan Trust, 2018-1 B4	3.579%	2/25/48	2,404,998	2,161,942	(b)(e)
EverBank Mortgage Loan Trust, 2018-1 B5	3.579%	2/25/48	2,291,956	1,403,053	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	2,300,000	175,938	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.608%	8/25/31	9,998,840	383,955	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K141 X1, IO	0.407%	2/25/32	34,199,250	888,182	(b)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	$17,098,827	$427,876	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	10,998,607	319,147	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	6,197,477	201,371	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.637%	1/25/34	39,986,294	1,667,980	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.630%	5/25/35	4,355,516	610,003	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,978,269	678,552	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	417,983	450,217
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	56,889	58,529
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.826%	5/15/29	24,155	1,537	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	4.816%	1/15/37	30,075	3,403	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	5.676%	12/15/37	317,030	43,932	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG,IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.626%	10/15/41	263,312	31,768	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA,IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	4.576%	12/15/41	938,287	103,359	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	191,168	8,000
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	1,267,546	1,083,388

See Notes to Financial Statements.

8	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	$666,198	$30,326
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	1,927,711	212,828
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,978,226	477,800
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	1,457,467	116,675
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,910,584	203,218
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	1,925,954	139,486
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS,IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.926%	9/15/42	596,715	63,197	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,219,508	2,868,813
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	519,562	21,299
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	610,624	12,811
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.826%	8/15/47	1,393,213	219,929	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	655,126	42,829
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.876%	7/15/48	1,421,965	231,608	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	343,825	327,648
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,776,575	332,089
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.726%	5/15/49	1,968,347	266,863	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN,IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.426%	10/25/49	3,232,474	588,786	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,229,041	2,665,665

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP,IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.426%	3/25/50	$1,880,301	$250,923	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	5,828,346	4,062,075
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	2,539,590	364,414
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	13,071,418	2,018,602
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	155,890	22,990
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	730,693	118,391
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,039	2,289,632
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	6,613,679	871,420
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	5,524,819	920,576
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,460,017	389,038
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,952,073	695,998
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	5,690,799	606,929
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	19,084,169	3,110,498
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	9,340,064	1,197,613
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,752,262	380,600
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	8,718,157	1,235,243
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	8,113,157	1,138,239
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	1,031,081	149,907
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	5,813,291	803,578
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,633,956

See Notes to Financial Statements.

10	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	$4,400,000	$3,322,238
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,384,461
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,415,089	1,184,141	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.133%	9/25/55	8,312,959	954,941	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	54,222,711	146,076	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	7,895,514	1,848,810	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	5.229%	8/25/56	17,387,397	1,886,390	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	334,951,111	1,076,198	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.626%	9/15/43	1,310,031	172,809	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	3,134,006	2,630,255
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.135%	2/15/38	326,925	14,172	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.374%	3/25/25	2,115,306	2,132,417	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.124%	10/25/28	2,382,476	2,506,955	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	11.624%	7/25/29	2,521,889	2,469,416	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.046%	9/25/47	1,813,836	1,588,386	(b)(e)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.374%	5/25/43	$4,956,303	$5,169,487	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	5.374%	4/25/43	2,550,000	2,503,674	(b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.874%	1/25/29	4,600,471	4,899,033	(b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	10.874%	4/25/29	3,748,250	3,870,458	(b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	6.426%	12/25/41	500,000	412,622	(b)(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.188%	6/25/29	15,593,867	874,400	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.874%	1/25/29	6,755,693	618,331	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.551%	4/25/32	41,142,903	1,323,892	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.881%	1/25/37	7,281,229	983,293	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.396%	12/25/32	22,185,788	1,865,938	(b)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	58,534	10,871
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	297,513	309,737
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.594%	8/25/39	306,879	323,495	(b)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	824,257	859,343
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	306,815	55,196
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.936%	8/25/40	801,454	106,805	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	167,155	178,888

See Notes to Financial Statements.

12	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.155%	1/25/38	$273,495	$348,530	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.926%	12/25/40	1,301,256	48,262	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	95,764	100,017
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	198,915	223,604
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.976%	7/25/42	1,062,997	155,236	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	968,731	103,874
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	934,062	46,758
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	1,838,563	87,821
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	183,977	200,514
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,533,143	1,624,138
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.146%	8/25/44	831,103	34,420	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.040%	8/25/44	1,611,216	57,141	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.231%	8/25/44	1,169,818	53,149	(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	6,693,490	983,034
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	4,929,816	930,992
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	1,321,888	261,685
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,249,544	1,792,590
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.044%	7/25/49	4,656,111	617,225	(b)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.426%	8/25/49	$2,250,513	$392,801	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.426%	8/25/49	2,463,706	351,799	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.376%	10/25/49	1,344,114	207,813	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.376%	10/25/49	2,111,458	273,822	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.376%	10/25/49	4,507,914	627,976	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.326%	5/25/50	1,769,782	285,182	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,144,854	796,124
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,927,366	252,974
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,586,756	364,484
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	164,130	26,817
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	2,192,736	331,563
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,139,584	171,117
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	6,053,143	871,004
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	9,233,646	1,269,393
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,931,863	822,020
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	3,258,299	443,838
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	938,575	141,041

See Notes to Financial Statements.

14	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	$6,023,537	$938,748
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	1,049,667	169,639
Federal National Mortgage Association (FNMA) REMIC, 2021-85 IN, IO	2.500%	2/25/50	4,274,746	683,510
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	2,318,683	356,443
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,608,250	5,236,355
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	661,428	103,803
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	52,167	8,581
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	62,685	12,615
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	45,790	7,839
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,645,303	284,905
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	35,943	7,478
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	27,874	4,991
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	292,839	50,635
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	3,023,421	443,322
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	7,113,742	1,240,494
Government National Mortgage Association, 2022-86 C	2.250%	10/16/63	800,000	519,423	(b)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	1.809%	8/16/34	431,311	430,177	(b)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.691%	10/16/34	427,138	36,187	(b)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.655%	4/20/37	2,779,589	241,950	(b)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.005%	7/20/37	$422,326	$47,842	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	2.745%	11/20/59	293,563	294,900	(b)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.591%	11/16/34	976,618	70,238	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.885%	4/20/40	4,704	626	(b)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	88,230	88,607
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.491%	5/16/40	304,930	26,343	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.055%	1/20/40	3,388	86	(b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	1.703%	2/20/60	1,235,786	1,231,147	(b)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	42,501	1,580
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	3.805%	5/20/41	1,167,089	122,808	(b)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	890,608	921,169
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	3,075,948	31	(b)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.591%	11/16/41	934,866	117,618	(b)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.055%	2/20/41	373,922	31,220	(b)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.094%	8/16/52	1,390,737	1,138	(b)

See Notes to Financial Statements.

16	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	$2,551,772	$189,182
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.747%	9/16/51	2,802,822	58,696	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.040%	2/16/46	2,834,267	72,966	(b)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	976,005	187,805
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.471%	6/16/55	3,240,761	55,317	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.651%	9/16/55	1,144,413	34,262	(b)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.591%	4/16/44	2,763,819	321,880	(b)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	4.091%	6/16/44	1,109,944	117,113	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.605%	8/20/44	597,081	83,605	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,333,647	401,534
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.455%	4/20/46	1,865,897	232,310	(b)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.696%	8/16/58	3,312,173	107,942	(b)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	4,448,405
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.641%	2/16/47	2,710,876	368,029	(b)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.652%	10/16/58	8,548,961	341,938	(b)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	4,149,310	861,602
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.652%	7/16/58	729,550	24,783	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.543%	3/16/60	2,651,075	100,355	(b)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.655%	9/20/48	$1,657,739	$178,270	(b)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.605%	10/20/48	2,641,901	269,568	(b)
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	1.695%	7/20/49	19,046,267	548,470	(b)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.555%	7/20/47	1,048,790	141,608	(b)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.505%	3/20/50	5,820,243	961,389	(b)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	595,686	94,033
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	236,621	39,891
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	1,390,967	213,286
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,442,327	208,913
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.841%	5/16/60	2,549,274	165,357	(b)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	7,220,349	990,312
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,618,073	366,769
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	5,376,428	804,580
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	174,539	24,726
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	5,229,891	972,162
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	258,863	37,413
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	707,300	102,103
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,352,834	154,504

See Notes to Financial Statements.

18	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	$4,245,494	$798,594
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	1.403%	1/20/70	2,460,662	2,439,260	(b)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.990%	4/1/70	8,199,037	314,174	(b)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	1.953%	5/20/70	1,770,846	1,781,277	(b)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	1.303%	7/20/70	56,008	54,910	(b)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	1.253%	7/20/70	554,729	542,042	(b)
Government National Mortgage Association (GNMA), 2021-216 NI, IO	3.000%	12/20/51	4,612,543	807,725
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	5,028,463	919,143
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. USD LIBOR + 6.300%, 1.300% cap)	1.300%	12/20/50	24,815,783	1,683,026	(b)
Government National Mortgage Association (GNMA), 2021-29 DI, IO	2.000%	2/20/51	11,726,204	1,450,164
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	768,567	142,596
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.816%	5/16/63	4,733,334	322,723	(b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.896%	10/16/62	4,729,767	330,912	(b)
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,790,954	722,506
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	9,046,012	1,272,803
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	5,470,306	821,205
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.903%	11/16/63	2,555,790	201,401	(b)
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,809,015	1,142,571	(b)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.250%)	7.824%	9/15/31	$4,634,078	$1,261,338	(b)(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	5.774%	11/15/32	1,070,000	1,002,913	(b)(e)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	2.274%	10/15/36	360,000	347,455	(b)(e)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,914,979
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.285%	5/10/52	44,705,383	2,333,375	(b)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.245%	5/12/53	16,966,785	1,173,857	(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.024%	4/25/36	1,162,619	966,690	(b)(e)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	2.324%	3/25/35	151,830	143,614	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.124%	5/25/37	228,794	220,005	(b)(e)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	397,767
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.074%	5/15/28	2,873,012	2,656,099	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.637%	6/13/52	16,006,051	1,142,597	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.722%	2/15/51	53,064	47,604	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	5.574%	12/15/36	2,018,000	1,577,590	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	8.074%	12/15/36	2,106,000	1,588,937	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	2,530,000	2,271,209	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	4.714%	6/15/38	360,000	328,375	(b)(e)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,461,971	1,476,590	(e)(f)(g)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.834%	4/25/46	285,776	258,303	(b)

See Notes to Financial Statements.

20	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	5.574%	11/15/36	$980,000	$908,978	(b)(e)
Med Trust, 2021-MDLN F (1 mo. USD LIBOR + 4.000%)	5.325%	11/15/38	3,560,000	3,347,228	(b)(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	502,328	248,761	(b)(e)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	39,775	18,228	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	1.764%	6/25/36	30,750	7,717	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	1.526%	7/26/45	120,215	119,972	(b)(e)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,097,000	1,773,673	(b)(e)
Multifamily CAS Trust, 2019-1 M7 (1 mo. USD LIBOR + 1.700%)	3.324%	10/15/49	319,403	312,906	(b)(e)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	9.124%	3/25/50	4,500,000	4,373,757	(b)(e)
Multifamily Trust, 2016-1 B	11.197%	4/25/46	802,613	829,945	(b)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,950,000	1,754,606	(b)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	2,077,000	1,767,601	(b)(e)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	575,877	560,917	(b)(e)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	6.874%	5/25/55	1,125,000	1,118,066	(b)(e)
NovaStar Mortgage Funding Trust, 2006-MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.371%	9/25/46	72,550	69,926	(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	1.808%	10/15/36	690,000	650,499	(b)(e)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.402%	5/27/23	692,916	677,865	(b)(e)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	6,759,900	6,734,482	(e)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.750%)	4.075%	11/15/27	2,324,000	512,442	(b)(e)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	4.825%	11/15/27	650,000	40,950	(b)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	1.984%	7/25/46	86,496	74,478	(b)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	1.974%	6/25/35	160,886	150,092	(b)(e)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	3.420%	11/11/34	$2,223,670	$2,074,610	(b)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	4.600%	11/11/34	4,836,179	4,412,363	(b)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	5.372%	11/11/34	3,602,427	3,275,162	(b)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.220%	6/25/33	19,960	19,207	(b)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,284,253
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.676%	4/15/54	12,517,998	1,152,725	(b)
Total Collateralized Mortgage Obligations (Cost — $267,035,947)				246,816,649
Asset-Backed Securities — 10.9%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	280,082	(e)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	3,500,000	3,302,952	(e)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,110,232	(e)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	3,700,000	3,399,216	(e)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	798,323	711,892	(e)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,500,000	1,314,960	(e)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	701,075	711,920	(b)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,911	2,574	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	2.284%	7/25/36	99,289	96,134	(b)(e)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	4.186%	8/9/24	4,750,000	4,645,566	(b)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	2,864,322	2,800,304	(b)(e)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	848,154	825,984	(b)(e)
CSMC Trust, 2017-RPL1 B1	2.963%	7/25/57	4,076,582	3,094,234	(b)(e)
CSMC Trust, 2017-RPL1 B2	2.963%	7/25/57	4,676,961	3,540,405	(b)(e)
CSMC Trust, 2017-RPL1 B3	2.963%	7/25/57	3,976,476	2,575,600	(b)(e)
CSMC Trust, 2017-RPL1 B4	2.963%	7/25/57	4,140,689	871,400	(b)(e)

See Notes to Financial Statements.

22	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities continued
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	$1,464,778	$1,264,122	(e)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	908,461	807,202	(e)
Mercury Financial Credit Card Master Trust, 2021-1A C	4.210%	3/20/26	5,000,000	4,792,661	(e)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	4,510,000	3,940,655	(e)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	4,450,239	(e)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.164%	5/25/36	102,723	101,643	(b)(e)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	2,965,566	(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	1,280,866	(e)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,699,313	(e)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	6,000,000	5,393,319	(e)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	474,818	(e)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,922,089	(e)
Stonepeak, 2021-1A B	3.821%	2/28/33	2,718,645	2,492,411	(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.844%	2/25/36	1,362,599	39,211	(b)(e)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	972,349	864,510	(e)
Total Asset-Backed Securities (Cost — $80,393,637)				65,772,080
Total Investments before Short-Term Investments (Cost — $654,755,934)				601,282,322
			Shares
Short-Term Investments — 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,101,024)	1.316%		5,101,024	5,101,024	(h)
Total Investments — 101.2% (Cost — $659,856,958)				606,383,346
Liabilities in Excess of Other Assets — (1.2)%				(7,152,347)
Total Net Assets — 100.0%				$599,230,999

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Mortgage Total Return Fund

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2022, the Fund held TBA securities with a total cost of $7,716,576.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $5,101,024 and the cost was $5,101,024 (Note 8).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	122	9/22	$14,368,211	$14,460,812	$92,601
U.S. Treasury Long-Term Bonds	470	9/22	65,018,341	65,153,750	135,409

See Notes to Financial Statements.

24	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Western Asset Mortgage Total Return Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Ultra 10-Year Notes	152	9/22	$18,709,101	$19,361,000	$651,899
U.S. Treasury Ultra Long-Term Bonds	57	9/22	8,955,513	8,797,594	(157,919)
Net unrealized appreciation on open futures contracts					$721,990

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $654,755,934)	$601,282,322
Investments in affiliated securities, at value (Cost — $5,101,024)	5,101,024
Foreign currency, at value (Cost — $102,480)	88,719
Cash	1,124,561
Receivable for securities sold	35,617,006
Deposits with brokers for open futures contracts	3,091,015
Interest receivable	2,533,312
Receivable from brokers — net variation margin on open futures contracts	1,252,499
Deposits with brokers for centrally cleared swap contracts	827,925
Receivable for Fund shares sold	247,427
Dividends receivable from affiliated investments	1,627
Other receivables	629
Prepaid expenses	37,578
Total Assets	651,205,644

Liabilities:
Payable for securities purchased	50,521,886
Payable for Fund shares repurchased	712,931
Investment management fee payable	247,541
Distributions payable	146,821
Service and/or distribution fees payable	98,533
Trustees’ fees payable	1,751
Accrued expenses	245,182
Total Liabilities	51,974,645
Total Net Assets	$599,230,999

Net Assets:
Par value (Note 7)	$662
Paid-in capital in excess of par value	722,404,754
Total distributable earnings (loss)	(123,174,417)
Total Net Assets	$599,230,999

See Notes to Financial Statements.

26	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Net Assets:
Class 1	$18,850,121
Class A	$451,209,218
Class C	$6,944,854
Class C1	$87,888
Class I	$92,080,145
Class IS	$30,058,773

Shares Outstanding:
Class 1	2,083,476
Class A	49,928,274
Class C	768,405
Class C1	9,724
Class I	10,142,900
Class IS	3,309,651

Net Asset Value:
Class 1 (and redemption price)	$9.05
Class A (and redemption price)	$9.04
Class C*	$9.04
Class C1*	$9.04
Class I (and redemption price)	$9.08
Class IS (and redemption price)	$9.08
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$9.44

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$11,464,778
Dividends from affiliated investments	15,060
Total Investment Income	11,479,838

Expenses:
Investment management fee (Note 2)	1,618,183
Service and/or distribution fees (Notes 2 and 5)	643,055
Transfer agent fees (Note 5)	437,556
Registration fees	41,920
Fund accounting fees	37,050
Audit and tax fees	23,397
Legal fees	10,957
Shareholder reports	10,668
Trustees’ fees	6,315
Commitment fees (Note 9)	2,355
Custody fees	1,587
Insurance	561
Miscellaneous expenses	5,509
Total Expenses	2,839,113
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(7,666)
Net Expenses	2,831,447
Net Investment Income	8,648,391

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(10,481,933)
Futures contracts	(21,322,931)
Written options	543,580
Swap contracts	5,596,268
Net Realized Loss	(25,665,016)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(43,119,678)
Futures contracts	1,071,842
Written options	(20,430)
Swap contracts	(311,557)
Foreign currencies	(7,666)
Change in Net Unrealized Appreciation (Depreciation)	(42,387,489)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(68,052,505)
Decrease in Net Assets From Operations	$(59,404,114)

See Notes to Financial Statements.

28	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$8,648,391	$7,979,379
Net realized loss	(25,665,016)	(1,024,678)
Change in net unrealized appreciation (depreciation)	(42,387,489)	(1,169,455)
Increase (Decrease) in Net Assets From Operations	(59,404,114)	5,785,246

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,358,452)	(19,774,704)
Decrease in Net Assets From Distributions to Shareholders	(10,358,452)	(19,774,704)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	56,991,666	125,993,678
Reinvestment of distributions	9,513,577	17,832,621
Cost of shares repurchased	(104,089,485)	(209,038,433)
Decrease in Net Assets From Fund Share Transactions	(37,584,242)	(65,212,134)
Decrease in Net Assets	(107,346,808)	(79,201,592)

Net Assets:
Beginning of period	706,577,807	785,779,399
End of period	$599,230,999	$706,577,807

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.06	$10.25	$10.37	$10.22	$10.57	$10.50

Income (loss) from operations:
Net investment income	0.14	0.13	0.24	0.45	0.48	0.31
Net realized and unrealized gain (loss)	(0.99)	(0.03)	0.01 [3]	0.18	(0.25)	0.19
Total income (loss) from operations	(0.85)	0.10	0.25	0.63	0.23	0.50

Less distributions from:
Net investment income	(0.16)	(0.29)	(0.37)	(0.48)	(0.58)	(0.43)
Total distributions	(0.16)	(0.29)	(0.37)	(0.48)	(0.58)	(0.43)

Net asset value, end of period	$9.05	$10.06	$10.25	$10.37	$10.22	$10.57
Total return[4]	(8.48)%	1.03%	2.53%	6.31%	2.31%	4.82%

Net assets, end of period (000s)	$18,850	$21,899	$24,394	$26,363	$28,093	$31,016

Ratios to average net assets:
Gross expenses	0.68%[5]	0.66%	0.70%	0.67%	0.68%	0.68%
Net expenses[6]	0.68 [5,7]	0.66 [7]	0.69 [7]	0.67 [7]	0.68	0.68
Net investment income	2.87 [5]	1.28	2.30	4.32	4.65	2.91

Portfolio turnover rate[8]	20%	52%	108%	74%	64%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 32% for the six months ended June 30, 2022 and 123%, 160%, 115%, 196%, and 615% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

30	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.05	$10.24	$10.36	$10.21	$10.56	$10.49

Income (loss) from operations:
Net investment income	0.12	0.10	0.21	0.42	0.45	0.28
Net realized and unrealized gain (loss)	(0.98)	(0.02)	0.02 [3]	0.19	(0.25)	0.19
Total income (loss) from operations	(0.86)	0.08	0.23	0.61	0.20	0.47

Less distributions from:
Net investment income	(0.15)	(0.27)	(0.35)	(0.46)	(0.55)	(0.40)
Total distributions	(0.15)	(0.27)	(0.35)	(0.46)	(0.55)	(0.40)

Net asset value, end of period	$9.04	$10.05	$10.24	$10.36	$10.21	$10.56
Total return[4]	(8.61)%	0.77%	2.25%	6.01%	2.02%	4.53%

Net assets, end of period (millions)	$451	$520	$521	$506	$463	$497

Ratios to average net assets:
Gross expenses	0.94%[5]	0.93%	0.96%	0.95%	0.96%	0.96%
Net expenses[6,7]	0.94 [5]	0.93	0.96	0.94	0.96	0.96
Net investment income	2.61 [5]	1.03	2.03	4.02	4.38	2.62

Portfolio turnover rate[8]	20%	52%	108%	74%	64%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 32% for the six months ended June 30, 2022 and 123%, 160%, 115%, 196%, and 615% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.05	$10.24	$10.36	$10.20	$10.55	$10.48

Income (loss) from operations:
Net investment income	0.09	0.03	0.14	0.35	0.38	0.19
Net realized and unrealized gain (loss)	(0.98)	(0.02)	0.02 [3]	0.19	(0.25)	0.21
Total income (loss) from operations	(0.89)	0.01	0.16	0.54	0.13	0.40

Less distributions from:
Net investment income	(0.12)	(0.20)	(0.28)	(0.38)	(0.48)	(0.33)
Total distributions	(0.12)	(0.20)	(0.28)	(0.38)	(0.48)	(0.33)

Net asset value, end of period	$9.04	$10.05	$10.24	$10.36	$10.20	$10.55
Total return[4]	(8.93)%	0.07%[5]	1.57%	5.39%	1.31%	3.81%

Net assets, end of period (000s)	$6,945	$9,514	$14,849	$18,218	$16,060	$21,958

Ratios to average net assets:
Gross expenses	1.63%[6]	1.62%	1.64%	1.64%	1.65%	1.65%
Net expenses[7,8]	1.63 [6]	1.61	1.64	1.64	1.65	1.65
Net investment income	1.90 [6]	0.30	1.36	3.36	3.69	1.82

Portfolio turnover rate[9]	20%	52%	108%	74%	64%	102%

See Notes to Financial Statements.

32	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.03)% for the year ended December 31, 2021.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 32% for the six months ended June 30, 2022 and 123%, 160%, 115%, 196%, and 615% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.06	$10.25	$10.37	$10.22	$10.57	$10.50

Income (loss) from operations:
Net investment income	0.05	0.03	0.15	0.39	0.41	0.23
Net realized and unrealized gain (loss)	(0.99)	(0.02)	0.02 [3]	0.18	(0.25)	0.19
Total income (loss) from operations	(0.94)	0.01	0.17	0.57	0.16	0.42

Less distributions from:
Net investment income	(0.08)	(0.20)	(0.29)	(0.42)	(0.51)	(0.35)
Total distributions	(0.08)	(0.20)	(0.29)	(0.42)	(0.51)	(0.35)

Net asset value, end of period	$9.04	$10.06	$10.25	$10.37	$10.22	$10.57
Total return[4]	(9.41)%	0.11%[5]	1.72%	5.65%	1.61%	4.08%

Net assets, end of period (000s)	$88	$498	$1,271	$1,562	$9,267	$11,849

Ratios to average net assets:
Gross expenses	2.51%[6]	1.58%	1.49%	1.36%	1.38%	1.39%
Net expenses[7,8]	2.41 [6]	1.57	1.49	1.36	1.37	1.39
Net investment income	0.95 [6]	0.27	1.51	3.75	3.94	2.16

Portfolio turnover rate[9]	20%	52%	108%	74%	64%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 0.01% for the year ended December 31, 2021.

[6]	Annualized.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 32% for the six months ended June 30, 2022 and 123%, 160%, 115%, 196%, and 615% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

34	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.09	$10.28	$10.41	$10.25	$10.61	$10.53

Income (loss) from operations:
Net investment income	0.14	0.13	0.24	0.44	0.48	0.32
Net realized and unrealized gain (loss)	(0.99)	(0.02)	0.01 [3]	0.21	(0.25)	0.19
Total income (loss) from operations	(0.85)	0.11	0.25	0.65	0.23	0.51

Less distributions from:
Net investment income	(0.16)	(0.30)	(0.38)	(0.49)	(0.59)	(0.43)
Total distributions	(0.16)	(0.30)	(0.38)	(0.49)	(0.59)	(0.43)

Net asset value, end of period	$9.08	$10.09	$10.28	$10.41	$10.25	$10.61
Total return[4]	(8.45)%	0.96%	2.56%	6.41%	2.36%	4.83%

Net assets, end of period (000s)	$92,080	$125,664	$188,031	$414,949	$275,602	$245,113

Ratios to average net assets:
Gross expenses	0.66%[5]	0.64%	0.66%	0.67%	0.64%	0.66%
Net expenses[6]	0.66 [5,7]	0.64 [7]	0.66 [7]	0.67 [7]	0.64	0.66
Net investment income	2.86 [5]	1.27	2.38	4.26	4.69	2.96

Portfolio turnover rate[8]	20%	52%	108%	74%	64%	102%

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	35

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 32% for the six months ended June 30, 2022 and 123%, 160%, 115%, 196%, and 615% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

36	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.10	$10.29	$10.42	$10.26	$10.61	$10.54

Income (loss) from operations:
Net investment income	0.14	0.14	0.25	0.43	0.49	0.33
Net realized and unrealized gain (loss)	(0.99)	(0.02)	0.01 [3]	0.23	(0.24)	0.18
Total income (loss) from operations	(0.85)	0.12	0.26	0.66	0.25	0.51

Less distributions from:
Net investment income	(0.17)	(0.31)	(0.39)	(0.50)	(0.60)	(0.44)
Total distributions	(0.17)	(0.31)	(0.39)	(0.50)	(0.60)	(0.44)

Net asset value, end of period	$9.08	$10.10	$10.29	$10.42	$10.26	$10.61
Total return[4]	(8.48)%	1.16%	2.56%	6.52%	2.44%	4.93%

Net assets, end of period (000s)	$30,059	$28,952	$36,562	$15,120	$5,530	$5,687

Ratios to average net assets:
Gross expenses	0.55%[5]	0.55%	0.58%	0.56%	0.56%	0.56%
Net expenses[6]	0.55 [5,7]	0.54 [7]	0.58 [7]	0.56 [7]	0.56	0.56
Net investment income	3.03 [5]	1.36	2.41	4.16	4.77	3.05

Portfolio turnover rate[8]	20%	52%	108%	74%	64%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 32% for the six months ended June 30, 2022 and 123%, 160%, 115%, 196%, and 615% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	37

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

38	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$288,693,593	—	$288,693,593
Collateralized Mortgage Obligations	—	245,340,059	$1,476,590	246,816,649
Asset-Backed Securities	—	65,772,080	—	65,772,080
Total Long-Term Investments	—	599,805,732	1,476,590	601,282,322
Short-Term Investments†	$5,101,024	—	—	5,101,024
Total Investments	$5,101,024	$599,805,732	$1,476,590	$606,383,346
Other Financial Instruments:
Futures Contracts††	$879,909	—	—	$879,909
Total	$5,980,933	$599,805,732	$1,476,590	$607,263,255

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$157,919	—	—	$157,919

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security

40	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2022, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2022, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations

42	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its

44	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

46	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $7,666, which included an affiliated money market fund waiver of $7,602.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class C1
Expires December 31, 2024	$64

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$74,563
CDSCs	2,703

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,919,776	$210,693,500
Sales	20,072,466	223,954,789

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$659,856,958	$11,914,267	$(65,387,879)	$(53,473,612)
Futures contracts	—	879,909	(157,919)	721,990

48	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$879,909

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$157,919

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	—	$(96,621)	$(96,621)
Futures contracts	$(21,322,931)	—	(21,322,931)
Written options	338,193	205,387	543,580
Swap contracts	5,596,268	—	5,596,268
Total	$(15,388,470)	$108,766	$(15,279,704)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$1,071,842
Written options	(20,430)
Swap contracts	(311,557)
Total	$739,855

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$255,201
Written options†	136,404
Futures contracts (to buy)	363,015,720
Futures contracts (to sell)†	84,432,090

Average Notional Balance
Interest rate swap contracts†	$43,880,000

† At June 30, 2022, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00%, and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$13,750
Class A	$601,831	352,725
Class C	40,772	3,665
Class C1	452	827
Class I	—	65,934
Class IS	—	655
Total	$643,055	$437,556

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$234
Class A	5,646
Class C	97
Class C1	65
Class I	1,319
Class IS	305
Total	$7,666

50	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class 1	$339,497	$665,632
Class A	7,564,141	13,603,073
Class C	99,318	222,548
Class C1	939	12,789
Class I	1,871,945	4,317,117
Class IS	482,612	953,545
Total	$10,358,452	$19,774,704

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	36,062	$339,497	65,550	$665,638
Shares repurchased	(130,097)	(1,239,240)	(267,992)	(2,728,590)
Net decrease	(94,035)	$(899,743)	(202,442)	$(2,062,952)

Class A
Shares sold	3,294,783	$31,499,007	8,706,548	$88,456,525
Shares issued on reinvestment	794,901	7,472,623	1,316,996	13,355,154
Shares repurchased	(5,930,573)	(55,974,953)	(9,108,675)	(92,534,676)
Net increase (decrease)	(1,840,889)	$(17,003,323)	914,869	$9,277,003

Class C
Shares sold	9,988	$98,577	40,138	$409,953
Shares issued on reinvestment	9,752	91,733	19,868	201,521
Shares repurchased	(198,323)	(1,872,847)	(563,567)	(5,731,374)
Net decrease	(178,583)	$(1,682,537)	(503,561)	$(5,119,900)

Class C1
Shares sold	449	$4,234	15,337	$156,353
Shares issued on reinvestment	98	921	1,244	12,635
Shares repurchased	(40,327)	(401,146)	(91,122)	(930,317)
Net decrease	(39,780)	$(395,991)	(74,541)	$(761,329)

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,446,884	$14,050,915	2,733,643	$27,911,756
Shares issued on reinvestment	150,447	1,423,845	332,000	3,383,391
Shares repurchased	(3,907,614)	(37,047,485)	(8,895,452)	(90,848,679)
Net decrease	(2,310,283)	$(21,572,725)	(5,829,809)	$(59,553,532)

Class IS
Shares sold	1,208,482	$11,338,933	887,038	$9,059,091
Shares issued on reinvestment	19,667	184,958	21,043	214,282
Shares repurchased	(786,117)	(7,553,814)	(1,593,280)	(16,264,797)
Net increase (decrease)	442,032	$3,970,077	(685,199)	$(6,991,424)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$59,283,390	$79,291,461	79,291,461	$133,473,827	133,473,827

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$15,060	—	$5,101,024

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

52	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Deferred capital losses

As of December 31, 2021, the Fund had deferred capital losses of $47,035,655, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

54	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

Board approval of management and subadvisory agreements

(unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	55

Board approval of management and subadvisory agreements

(unaudited) (cont’d)

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional U.S. mortgage funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2021 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S.

56	Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report

mortgage funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were above the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Mortgage Total Return Fund 2022 Semi-Annual Report	57

Western Asset

Mortgage Total Return Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Mortgage Total Return Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Total Return Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Total Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0408 8/22 SR22-4486

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2022